 REX-OSREY™ XRP ETF (XRPR)
REX-OSREY™ DOGE (DOJE)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated March 11, 2026
to the Prospectus
dated September 12, 2025, as amended October 23, 2025
as supplemented from time to time

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FUND SUMMARY – REX-OSPREY™ XRP ETF
Effective May 10, 2026, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
REX-OspreyTM XRP ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of XRP (“XRP” or the “Reference Asset”).
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FUND SUMMARY – REX-OSPREY™ DOGE ETF
Effective May 10, 2026, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
REX-OspreyTM DOGE ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Dogecoin (“DOGE” or the “Reference Asset”).

Effective May 10, 2026, the information hereby replaces in its entirety the information under the section titled “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS - Investment Objective” of the Funds’ Prospectus:

REX-OspreyTM XRP ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of XRP (“XRP” or the “Reference Asset”).

REX-OspreyTM DOGE ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Dogecoin (“DOGE” or the “Reference Asset”).

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For more information regarding this supplement please call 1-844-802-4004.

This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 844-802-4004.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.